Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	333-214872
Entity Registrant Name	ATLAS CRITICAL MINERALS CORPORATION
Entity Central Index Key	0001684688
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Rua Antonio de Albuquerque, 156 – 17th Floor
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30.112-010
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	33,336,729
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Auditor Name	Pipara & Co LLP
Auditor Firm ID	6841
Auditor Location	Ahmedabad, India
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua Antonio de Albuquerque, 156 – 17th Floor
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30.112-010
City Area Code	+1-888
Local Phone Number	412-0210
Contact Personnel Name	Rodrigo Menck
Contact Personnel Email Address	rodrigo.menck@atlas-cm.com